Pension Plan and Employee Benefits - Components of Periodic Benefit Costs and Weighted-Average Assumptions (FY) (Details) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 30, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017
Weighted-average assumptions used to determine the benefit obligation
Rate of compensation increase						2.81%	2.93%
Weighted-average assumptions used to determine the net benefit cost
Rate of compensation increase						2.81%	2.93%	2.98%
PENSION BENEFITS
Components of periodic benefit costs
Service cost		$ 2,328	$ 2,067			$ 8,414	$ 9,507	$ 9,039
Interest cost		5,130	5,650			22,485	20,860	21,648
Expected return on plan assets		(6,245)	(6,622)			(26,502)	(23,773)	(24,064)
Amortizations
Prior service credit		(15)	(18)			(71)	(71)	(71)
Net loss (gain)		3,672	1,875			7,849	12,312	10,008
Net periodic benefit cost		4,870	2,952			$ 12,175	$ 18,835	$ 16,560
Weighted-average assumptions used to determine the benefit obligation
Discount rate						3.43%	4.35%
Weighted-average assumptions used to determine the net benefit cost
Discount rate						4.35%	3.73%	4.27%
Expected return on plan assets						6.55%	5.86%	6.08%
OTHER BENEFITS
Components of periodic benefit costs
Service cost		508	288			$ 1,191	$ 1,320	$ 1,446
Interest cost		410	400			1,646	1,465	1,569
Expected return on plan assets		0	0			0	0	0
Amortizations
Prior service credit		0	0			0	0	0
Net loss (gain)		339	(45)			21	135	(50)
Net periodic benefit cost		1,257	643			$ 2,858	$ 2,920	$ 2,965
Weighted-average assumptions used to determine the benefit obligation
Discount rate						3.25%	4.16%
Weighted-average assumptions used to determine the net benefit cost
Discount rate						4.16%	3.47%	3.81%
SERP BENEFITS
Components of periodic benefit costs
Service cost		95	113			$ 330	$ 542	$ 494
Interest cost		733	825			3,326	3,077	3,239
Amortizations
Prior service credit		(40)	(35)			(160)	(160)	(190)
Net loss (gain)		757	392			1,544	2,913	2,105
Net periodic benefit cost						5,040	6,372	5,648
Special/contractual termination benefits	$ 300					0	0	315
Net periodic benefit cost		$ 1,545	$ 1,295			$ 5,040	$ 6,372	$ 5,963
Weighted-average assumptions used to determine the benefit obligation
Discount rate	4.08%					3.37%	4.34%		4.22%
Rate of compensation increase						5.00%	5.00%
Weighted-average assumptions used to determine the net benefit cost
Discount rate				4.22%	4.08%	4.34%	3.70%
Rate of compensation increase				5.00%	5.00%	5.00%	5.00%